CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 78.9%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Aerospace and Defense -- 0.4%
----------------------------------------------------------------------
Alliant Techsystems, Inc.(1)                      1,600    $   139,616
----------------------------------------------------------------------
                                                           $   139,616
----------------------------------------------------------------------
Business Services -- 0.5%
----------------------------------------------------------------------
H&R Block, Inc.                                   4,840    $   164,947
----------------------------------------------------------------------
                                                           $   164,947
----------------------------------------------------------------------
Business Services - Miscellaneous -- 2.3%
----------------------------------------------------------------------
Hotel Reservations Network, Inc.(1)              25,750    $   797,220
----------------------------------------------------------------------
                                                           $   797,220
----------------------------------------------------------------------
Coal -- 2.0%
----------------------------------------------------------------------
Arch Coal, Inc.                                  32,000    $   705,600
----------------------------------------------------------------------
                                                           $   705,600
----------------------------------------------------------------------
Communications Equipment -- 0.3%
----------------------------------------------------------------------
Centillium Communications, Inc.(1)               16,500    $    93,060
----------------------------------------------------------------------
                                                           $    93,060
----------------------------------------------------------------------
Communications Services -- 2.1%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                    23,200    $   714,560
----------------------------------------------------------------------
                                                           $   714,560
----------------------------------------------------------------------
Computer Services -- 1.0%
----------------------------------------------------------------------
TALX Corp.                                       19,870    $   337,790
----------------------------------------------------------------------
                                                           $   337,790
----------------------------------------------------------------------
Computer Software -- 2.4%
----------------------------------------------------------------------
Centra Software, Inc.(1)                         35,000    $   184,450
Check Point Software Technologies
Ltd.(1)                                          20,000        590,400
Compuware Corp.(1)                                5,400         55,512
Maconomy A/S(1)                                   1,000          1,875
----------------------------------------------------------------------
                                                           $   832,237
----------------------------------------------------------------------
Computers and Business Equipment -- 0.5%
----------------------------------------------------------------------
Redback Networks, Inc.(1)                        44,000    $   176,440
----------------------------------------------------------------------
                                                           $   176,440
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Drug Distribution -- 2.3%
----------------------------------------------------------------------
AmerisourceBergen Corp.(1)                       12,702    $   807,339
----------------------------------------------------------------------
                                                           $   807,339
----------------------------------------------------------------------
Drugs -- 8.1%
----------------------------------------------------------------------
Andrx Group(1)                                   14,250    $   925,252
Biovail Corp.(1)                                 30,670      1,449,464
Taro Pharmaceutical Industries Ltd.(1)            4,900        206,290
Vertex Pharmaceuticals, Inc.(1)                   8,000        196,000
----------------------------------------------------------------------
                                                           $ 2,777,006
----------------------------------------------------------------------
Electronic Manufacturing Services -- 4.4%
----------------------------------------------------------------------
Celestica, Inc.(1)                               22,200    $   761,904
Flextronics International Ltd.(1)                20,500        407,950
Sanmina Corp.(1)                                 23,000        348,220
----------------------------------------------------------------------
                                                           $ 1,518,074
----------------------------------------------------------------------
Energy Services -- 1.3%
----------------------------------------------------------------------
AES Corp.(1)                                     33,500    $   463,975
----------------------------------------------------------------------
                                                           $   463,975
----------------------------------------------------------------------
Engineering and Construction -- 0.2%
----------------------------------------------------------------------
Shaw Group, Inc.(1)                               2,500    $    68,750
----------------------------------------------------------------------
                                                           $    68,750
----------------------------------------------------------------------
Entertainment -- 4.3%
----------------------------------------------------------------------
Hollywood Entertainment Corp.(1)                 92,400    $ 1,486,716
----------------------------------------------------------------------
                                                           $ 1,486,716
----------------------------------------------------------------------
Financial Services -- 6.8%
----------------------------------------------------------------------
Bank of America Corp.                             2,750    $   162,222
Capital One Financial Corp.                      19,300        797,283
Federal National Mortgage Association             7,000        566,720
MBIA, Inc.                                        6,000        276,360
MBNA Corp.                                       19,500        538,395
----------------------------------------------------------------------
                                                           $ 2,340,980
----------------------------------------------------------------------
Food and Beverages -- 0.9%
----------------------------------------------------------------------
Starbucks Corp.(1)                                9,500    $   162,640

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Food and Beverages (continued)
----------------------------------------------------------------------
Suiza Foods Corp.(1)                              2,500        147,425
----------------------------------------------------------------------
                                                           $   310,065
----------------------------------------------------------------------
Foods -- 0.8%
----------------------------------------------------------------------
Flowers Foods, Inc.(1)                            7,000    $   290,500
----------------------------------------------------------------------
                                                           $   290,500
----------------------------------------------------------------------
Health Care Services -- 6.2%
----------------------------------------------------------------------
Davita, Inc.(1)                                      50    $       910
MIM Corp.(1)                                     85,460      1,050,303
PacifiCare Health Systems, Inc.(1)               65,800      1,089,648
----------------------------------------------------------------------
                                                           $ 2,140,861
----------------------------------------------------------------------
Healthcare Products -- 0.5%
----------------------------------------------------------------------
NBTY, Inc.(1)                                    20,000    $   170,600
----------------------------------------------------------------------
                                                           $   170,600
----------------------------------------------------------------------
Insurance -- 7.0%
----------------------------------------------------------------------
ACE Ltd.                                         12,000    $   423,000
Anthem, Inc.(1)                                   4,400        184,272
Chubb Corp.                                       4,000        273,200
MGIC Investment Corp.                               540         27,940
PartnerRe Ltd.                                    5,000        232,500
Progressive Corp.                                 8,100      1,123,551
Radian Group, Inc.                                3,960        134,125
----------------------------------------------------------------------
                                                           $ 2,398,588
----------------------------------------------------------------------
Internet Services -- 1.6%
----------------------------------------------------------------------
Alloy Online, Inc.(1)                             9,900    $   132,165
Cybear Group(1)                                      22             15
VeriSign, Inc.(1)                                10,500        406,455
----------------------------------------------------------------------
                                                           $   538,635
----------------------------------------------------------------------
Investment Services -- 5.0%
----------------------------------------------------------------------
Goldman Sachs Group, Inc.                         4,200    $   328,272
Knight Trading Group, Inc.(1)                    64,000        629,120
Labranche and Co., Inc.(1)                        5,000        144,450
Lehman Brothers Holdings, Inc.                    5,000        312,300
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Investment Services (continued)
----------------------------------------------------------------------
Merrill Lynch & Co., Inc.                         6,800        297,228
----------------------------------------------------------------------
                                                           $ 1,711,370
----------------------------------------------------------------------
Leisure and Tourism -- 0.5%
----------------------------------------------------------------------
P and O Princess Cruises PLC-ADR                 12,000    $   171,600
----------------------------------------------------------------------
                                                           $   171,600
----------------------------------------------------------------------
Manufactured Housing -- 0.5%
----------------------------------------------------------------------
Fleetwood Enterprises, Inc.                      17,060    $   170,941
----------------------------------------------------------------------
                                                           $   170,941
----------------------------------------------------------------------
Medical Products -- 0.9%
----------------------------------------------------------------------
Lumenis Ltd.(1)                                   8,000    $   159,200
Med - Design Corporation (The)(1)                 7,000        140,350
----------------------------------------------------------------------
                                                           $   299,550
----------------------------------------------------------------------
Metals -- 0.4%
----------------------------------------------------------------------
Titanium Metals Corporation(1)                   41,500    $   130,725
----------------------------------------------------------------------
                                                           $   130,725
----------------------------------------------------------------------
Networking Hardware -- 1.4%
----------------------------------------------------------------------
Enterasys Networks, Inc.(1)                      38,800    $   308,848
McDATA Corp.(1)                                  11,000        172,370
----------------------------------------------------------------------
                                                           $   481,218
----------------------------------------------------------------------
Retail - Apparel -- 1.3%
----------------------------------------------------------------------
Gymboree Corp. (The)(1)                          50,800    $   439,420
----------------------------------------------------------------------
                                                           $   439,420
----------------------------------------------------------------------
Semiconductor Equipment -- 2.2%
----------------------------------------------------------------------
ASM International NV(1)                          19,300    $   307,063
FEI Company(1)                                       10            270
LTX Corp.(1)                                     24,725        406,974
Therma-Wave, Inc.(1)                              3,000         36,510
----------------------------------------------------------------------
                                                           $   750,817
----------------------------------------------------------------------
Semiconductors -- 5.7%
----------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                   11,200    $   366,128
Integrated Device Technology, Inc.(1)            28,862        803,807

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductors (continued)
----------------------------------------------------------------------
Micrel, Inc.(1)                                       5            126
Power Integrations, Inc.(1)                       6,800        156,468
SIPEX Corp.(1)                                   74,000        636,400
----------------------------------------------------------------------
                                                           $ 1,962,929
----------------------------------------------------------------------
Specialty Chemicals and Materials -- 0.8%
----------------------------------------------------------------------
International Flavors & Fragrances, Inc.         10,000    $   285,100
----------------------------------------------------------------------
                                                           $   285,100
----------------------------------------------------------------------
Telecommunications - Services -- 0.7%
----------------------------------------------------------------------
IDT Corp.(1)                                     15,000    $   165,750
Lexent, Inc.(1)                                  13,400         67,804
----------------------------------------------------------------------
                                                           $   233,554
----------------------------------------------------------------------
Wireless Communications -- 3.6%
----------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)                  18,000    $   259,920
Sprint Corp. (PCS Group)(1)                      28,000        624,400
Western Wireless Corp., Class A(1)               12,000        350,040
----------------------------------------------------------------------
                                                           $ 1,234,360
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $25,181,106)                           $27,145,143
----------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 21.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
FHLMC Discount Note, 2.48%, 11/1/01         $     7,515    $ 7,515,000
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $7,515,000)                           $ 7,515,000
----------------------------------------------------------------------
Total Investments -- 100.8%
   (identified cost, $32,696,106)                          $34,660,143
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.8)%                   $  (268,453)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $34,391,690
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $32,696,106)                           $34,660,143
Cash                                            1,302
Receivable for investments sold               963,083
Dividends receivable                            7,134
Prepaid expenses                                  194
-----------------------------------------------------
TOTAL ASSETS                              $35,631,856
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,221,835
Payable to affiliate for Trustees' fees            18
Accrued expenses                               18,313
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,240,166
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $34,391,690
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $32,427,653
Net unrealized appreciation (computed on
   the basis of identified cost)            1,964,037
-----------------------------------------------------
TOTAL                                     $34,391,690
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $   108,083
Dividends (net of foreign taxes, $31)          34,839
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   142,922
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   125,344
Trustees' fees and expenses                       123
Custodian fee                                  42,444
Legal and accounting services                  41,375
Miscellaneous                                   2,570
-----------------------------------------------------
TOTAL EXPENSES                            $   211,856
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (68,934)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(6,954,463)
   Securities sold short                       18,211
-----------------------------------------------------
NET REALIZED LOSS                         $(6,936,252)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,534,111
   Securities sold short                       20,529
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,554,640
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(5,381,612)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(5,450,546)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        PERIOD ENDED
IN NET ASSETS                             OCTOBER 31, 2001  OCTOBER 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (68,934) $            (1,959)
   Net realized loss                            (6,936,252)            (151,565)
   Net change in unrealized appreciation
      (depreciation)                             1,554,640              409,397
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (5,450,546) $           255,873
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     39,473,298  $         3,762,059
   Withdrawals                                  (3,643,372)            (105,632)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     35,829,926  $         3,656,427
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     30,379,380  $         3,912,300
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of year                      $      4,012,310  $           100,010
-------------------------------------------------------------------------------
AT END OF YEAR                            $     34,391,690  $         4,012,310
-------------------------------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED OCTOBER 31,
                                  -----------------------
                                    2001        2000(1)
---------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.09%        1.36%(2)
   Expenses after custodian
      fee reduction                  1.09%        1.28%(2)
   Net investment loss              (0.36)%      (0.21)%(2)
Portfolio Turnover                    324%          90%
---------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $34,392       $4,012
---------------------------------------------------------

 (1) For the period from the commencement of investment operations, June 29, 2000 to October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Capital Appreciation Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market on a daily basis and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended October 31, 2001, the advisory fee amounted to $125,344. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $83,555,048 and $54,504,353, respectively, for the year ended October 31, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $33,653,408
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,925,417
    Gross unrealized depreciation                (918,682)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,006,735
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At October 31, 2001 there were no outstanding obligations under these financial instruments.

CAPITAL APPRECIATION PORTFOLIO AS OF OCTOBER 31, 2001

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CAPITAL APPRECIATION PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Capital Appreciation Portfolio (the Portfolio) as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, and for the period from start of business, June 29, 2000 to October 31, 2000, and the supplementary data for the year then ended, and for the period from start of business June 29, 2000 to October 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at October 31, 2001 by correspondence with the custodian and borkers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Capital Appreciation Portfolio at October 31, 2001, the results of its operations, the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 7, 2001

EATON VANCE TAX-MANAGED YOUNG SHAREHOLDER FUND AS OF OCTOBER 31, 2001

INVESTMENT MANAGEMENT

CAPITAL APPRECIATION PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
UCLA School of Law

Jack L. Treynor
Investment Adviser and Consultant